Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories

NOTE 5. INVENTORIES

The classes of inventory as of December 31 are summarized as follows ($ in millions):

	2016	2015
Finished goods	$198.3	$184.1
Work in process	79.3	77.1
Raw materials	267.0	261.7

Total	$544.6	$522.9

As of December 31, 2016 and 2015, the difference between inventories valued at LIFO and the value of that same inventory if the FIFO method had been used was not significant. The liquidation of LIFO inventory did not have a significant impact on our results of operations in any period presented.